Selling and Distribution (Tables)	9 Months Ended
Sep. 30, 2014
Selling and Distribution [Abstract]
Selling and Distribution
	Nine Months Ended September 30,
	2013	2014

Salaries	$ 45,977	$ 42,750
Depreciation	13,216	12,292
Vessel hire charges	9,889	22,340
Amortization of dry-docking costs	4,855	3,943
Vessel operating expenses	28,878	24,537
Bunkers consumption	26,244	23,971
Storage costs	10,833	20,685
Broker commissions	2,920	3,429
(Release of) / Provision for doubtful accounts	(825	)758
Other	8,659	8,504
Selling and Distribution expenses	$ 150,646	$ 163,209